Long-Term Debt - Additional Information (Detail) - USD ($)		1 Months Ended			12 Months Ended
	Aug. 11, 2016	Jul. 31, 2016	Dec. 31, 2015	Feb. 28, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
Amounts drawn under credit facilities					$ 395,000,000	$ 528,000,000	$ 717,000,000
Revolving Credit Facility and Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate on total outstanding debt					4.80%	4.50%
Weighted average term of debt					4 years 8 months 12 days	5 years 7 months 6 days
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Weighted average interest rate on total outstanding debt					2.50%	2.00%
Unsecured revolving credit facility			$ 500,000,000
Credit facilities, maturity period			2020-12
Unsecured revolving credit facility, amount of increase			$ 250,000,000
Unamortized balance of debt issuance costs					$ 3,100,000	$ 3,900,000
Amortization period					5 years
Amounts drawn under credit facilities					$ 175,000,000	190,000,000
Credit facility interest rate description					The base rate is calculated as the highest of (x) the rate that the administrative agent announces from time to time as its prime lending rate, as in effect from time to time, (y) 1/2 of 1% in excess of the overnight Federal Funds Rate, and (z) LIBOR for an interest period of one month plus 1.00%.
Credit facility alternate applicable interest rate, commitment fee					0.25%
Credit facility alternate applicable interest rate, LIBOR loans					1.50%
Credit facility alternate applicable interest rate, base rate loans					0.50%
Debt covenant description in credit facility agreement					The Revolving Credit Facility agreement contains certain covenants that, among other things, restrict JHIGL and its restricted subsidiaries’ ability to incur indebtedness and grant liens other than certain types of permitted indebtedness and permitted liens, make certain restricted payments, and undertake certain types of mergers or consolidations actions. In addition, the Company: (i) must not exceed a maximum ratio of net debt to earnings before interest, tax, depreciation and amortization, excluding all asbestos-related liabilities, assets, income, gains, losses and charges other than AICF payments, all AICF selling, general and administrative (“SG&A”) expenses, all Australian Securities and Investment Commission (“ASIC”)-related expenses, all recoveries and asset impairments, and all New Zealand product liability expenses and (ii) must meet or exceed a minimum ratio of earnings before interest,
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Commitment fee percentage					0.20%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Commitment fee percentage					0.35%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins					1.25%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins					2.00%
Revolving Credit Facility [Member] | Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins					0.25%
Revolving Credit Facility [Member] | Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins					1.00%
Senior Unsecured Notes Due 15 February 2023 [Member]
Debt Instrument [Line Items]
Unamortized balance of debt issuance costs					$ 6,000,000	7,100,000
Proceeds from long-term borrowings		$ 75,000,000		$ 325,000,000
Frequency of payments					Interest is payable semi-annually in arrears on 15 February and 15 August of each year
Interest rate		5.875%		5.875%
Interest commencing payment date					Aug. 15, 2015
Senior unsecured notes due					Feb. 15, 2023
Percent of offer price on par value		103.00%		99.213%
Original issue discount				$ 2,600,000
Discount and debt issuance costs amortization period				8 years
Unamortized discount balance					$ 1,900,000	2,200,000
Debt instrument issuance date		Feb. 15, 2016
Aggregate principal amount after re-offering		$ 400,000,000
Debt premium		$ 2,300,000
Premium and debt issuance costs amortization period		6 years 7 months 6 days
Unamortized premium balance					$ 2,000,000
Debt instrument redemption terms					Before 15 February 2018, JHIF may redeem up to 35% of the aggregate principal amount of the senior notes with the net cash proceeds of certain equity offerings at a redemption price of 105.875% of the principal amount plus accrued and unpaid interest, if any, up to but excluding, the redemption date. JHIF may also redeem some or all of the senior notes before 15 February 2018 at a redemption price of 100% of the principal amount, plus accrued and unpaid interest, plus a make whole premium equal to the greater of: (i) 1.0% of the principal amount of such note; and (ii) the excess, if any, of (x) the present value of the sum of the principal amount and premium that would be payable on such note on 15 February 2018 and all remaining interest payments to and including 15 February 2018, discounted on a semi-annual basis from 15 February 2018 to the redemption date at a per annum interest rate equal to the applicable treasury rate plus 50 basis points, over (y) the outstanding principal amount of such note.
Redemption price, percentage					101.00%
Senior Unsecured Notes Due 15 February 2023 [Member] | Level 1 [Member]
Debt Instrument [Line Items]
Estimated fair value of senior unsecured notes					$ 414,000,000	$ 329,100,000
Senior Unsecured Notes Due 15 February 2023 [Member] | Debt Instrument Redemption Period Before February 15, 2018 [Member]
Debt Instrument [Line Items]
Percentage of aggregate principal amount for redemption					35.00%
Redemption price, percentage					100.00%
Senior Unsecured Notes Due 15 February 2023 [Member] | Redeem up to 35% of Aggregate Principal Amount [Member] | Debt Instrument Redemption Period Before February 15, 2018 [Member]
Debt Instrument [Line Items]
Redemption price, percentage					105.875%
Senior Unsecured Notes Due 15 February 2023 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable premium as a percentage of principal amount					1.00%
Senior Unsecured Notes Due 15 February 2023 [Member] | Treasury Rate [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins					0.50%
Senior Unsecured Notes Due 10 February 2023 [Member] | Global Exchange Market Listing [Member]
Debt Instrument [Line Items]
Proceeds from long-term borrowings	$ 75,000,000
Interest rate	5.875%
Debt instrument issuance date	Feb. 10, 2015
Aggregate principal amount after re-offering	$ 325,000,000